LEASES - Schedule of Lease Liability, Maturity (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Operating Leases
Remaining 2022	$ 69
2023	170
2024	170
2025	170
2026	170
2027	170
Thereafter	1,251
Total lease payments	2,170
Less: imputed interest	968
Total	1,202
Finance Leases
Remaining 2022	18,131
2023	34,948
2024	31,332
2025	4,509
2026	3
2027	0
Thereafter	0
Total lease payments	88,923
Less: imputed interest	11,652
Total	$ 77,271